Equity (Details) - USD ($)			1 Months Ended		12 Months Ended
	Jun. 17, 2022	May 15, 2020	Mar. 31, 2020	Mar. 17, 2020	Mar. 31, 2022	Sep. 30, 2023	Aug. 31, 2023	Mar. 31, 2023	Nov. 09, 2022
Equity (Details) [Line Items]
Price per share (in Dollars per share)							$ 0.4
Principal amount of unsecured senior (in Dollars)									$ 3,333,333.33
Shares Issuance									20,911,474
Common shares issued									19,157,088
Current holding of common shares					28,483,678
Individual capacity of shares					26,221,207
Authorized share capital		230,000,000	50,000
Par value per share (in Dollars per share)		$ 0.01	$ 0.1	$ 0.1
Top of range [Member]
Equity (Details) [Line Items]
Authorized share capital				50,000
Bottom of range [Member]
Equity (Details) [Line Items]
Authorized share capital				30,000
Mr. Dharmesh Pandya [Member]
Equity (Details) [Line Items]
Common shares issued					33,854,062
Common shares						55,008,829
Mr. Pandya [Member]
Equity (Details) [Line Items]
Common shares issued					7,932,855
Lytus Trust [Member]
Equity (Details) [Line Items]
Common shares issued					2,621,371
Individual capacity of shares					2,262,471
Common Share Conversion [Member]
Equity (Details) [Line Items]
Common shares issued								19,157,088
Warrant Conversion [Member]
Equity (Details) [Line Items]
Common shares issued								1,754,386
Initial Public Offering [Member]
Equity (Details) [Line Items]
Gross proceeds (in Dollars)	$ 12,400,000
Public offering shares	2,609,474
Price per share (in Dollars per share)	$ 4.75
Overallotment [Member]
Equity (Details) [Line Items]
Gross proceeds (in Dollars)	$ 1,860,000
Public offering shares	391,421
Price per share (in Dollars per share)	$ 4.75